Exhibit 99.1

Grand Avenue CRE 2019-FL1 Ltd.

Report To:

Grand Avenue CRE 2019-FL1 Ltd.

DoubleLine Mortgage Opportunities Master Fund LP

DoubleLine CRE Finance LLC

Mortgage Opportunities Finance LLC

DoubleLine Capital LP

Goldman Sachs & Co. LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Cantor Fitzgerald & Co.

Morgan Stanley & Co. LLC

Nomura Securities International Inc.

8 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Grand Avenue CRE 2019-FL1 Ltd. c/o MaplesFS Limited PO Box 1093 Boundary Hall, Cricket Square Grand Cayman, KY1-1102 Cayman Islands	DoubleLine Mortgage Opportunities Master Fund LP DoubleLine CRE Finance LLC Mortgage Opportunities Finance LLC c/o DoubleLine Capital LP 505 North Brand Boulevard, Suite 860 Glendale, California 91203
DoubleLine Capital LP 505 North Brand Boulevard, Suite 860 Glendale, California 91203	Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152	Cantor Fitzgerald & Co. 499 Park Avenue New York, New York 10022
Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Nomura Securities International Inc. 309 West 49th Street New York, New York 10019

Re: Grand Avenue CRE 2019-FL1 Ltd. (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer with respect to certain information relating to the Mortgage Assets (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, DoubleLine Mortgage Opportunities Master Fund LP (“DoubleLine”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Assets, which contain various source documents (the “Source Documents”) relating to the Mortgage Assets and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for the Mortgage Asset (the “Multiple Property Loan”) that is secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that DoubleLine, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that DoubleLine, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which DoubleLine, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by DoubleLine, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by DoubleLine, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Assets,
iii.	Whether the originators of the Mortgage Assets complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 May 2019

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, DoubleLine, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 28 floating rate commercial real estate mortgage assets (the “Mortgage Assets”),
b.	The Mortgage Assets consist of:
i.	27 mortgage loans (the “Mortgage Loans”) that DoubleLine, on behalf of the Issuer, indicated had closed on or prior to 1 May 2019 (the “Reference Date”) and
ii.	One mortgage loan, identified on the Data Files as “Rivet Apartments” (the “Rivet Apartments Mortgage Loan” or “Delayed Close Mortgage Loan”), that DoubleLine, on behalf of the Issuer, indicated had not closed as of the Reference Date,
c.	The Mortgage Assets are each secured by a first-lien mortgage on one or more commercial or multifamily properties (the “Mortgaged Properties”),
d.	With respect to one Mortgage Asset, there exists fully funded pari passu participation interests (collectively, the “Non-Trust Pari Passu Participation”) and a Future Funding Participation (as defined herein) which will not be assets of the Issuer as of the settlement date of the securitization transaction,
e.	With respect to 19 Mortgage Assets, there exists one or more pari passu participation interests that are unfunded as of the Reference Date (each, a “Future Funding Participation”) which will not be assets of the Issuer as of the settlement date of the securitization transaction and
f.	With respect to one Mortgage Asset, there exists a mezzanine loan (the “Mezzanine Loan”) which will not be an asset of the Issuer as of the settlement date of the securitization transaction.

For the purpose of the procedures described in this report:

a.	Each Mortgage Asset, together with the corresponding (i) Non-Trust Pari Passu Participation, if any, and (ii) Future Funding Participation, if any, is hereinafter referred to as the “Committed Mortgage Loan” and
b.	Each Committed Mortgage Loan, together with the corresponding Mezzanine Loan, if any, is hereinafter referred to as the “Total Debt associated with each Mortgage Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

For the purpose of the procedures described in this report, DoubleLine, on behalf of the Issuer, instructed us to perform no procedures on the Delayed Close Mortgage Loan other than the procedures described in Items 1. through 3. of this Attachment A. For the avoidance of doubt, we performed the procedures, other than the procedures described in Items 1. through 3. of this Attachment A, only on the Mortgage Loans and we performed no procedures on the Delayed Close Mortgage Loan other than the procedures described in Items 1. through 3. of this Attachment A.

Attachment A Page 2 of 15

Procedures performed and our associated findings

1.	DoubleLine, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that DoubleLine, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Mortgage Assets, Non-Trust Pari Passu Participation, Future Funding Participations, Committed Mortgage Loans, Mezzanine Loan, Total Debt associated with each Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information related to the information on the Data Files.

For each Mortgage Loan on the Preliminary Data File, we compared each applicable Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by DoubleLine, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraphs of this Item 1.

For the Delayed Close Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property Information,” “Third Party Information,” “Major Tenant Information” and “Underwriting Information” sections (collectively, the “Mortgaged Property, Third Party, Major Tenant and Underwriting Information Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by DoubleLine, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraphs of this Item 1. For the avoidance of doubt, we did not perform any procedures to compare any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for the Delayed Close Mortgage Loan.

The Source Document(s) that we were instructed by DoubleLine, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, DoubleLine, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

DoubleLine, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Assets. For the avoidance of doubt, for the purpose of the procedures described in this report, DoubleLine, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

Attachment A Page 3 of 15

2.	As instructed by DoubleLine, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to DoubleLine. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, DoubleLine, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that DoubleLine, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Mortgage Assets, Non-Trust Pari Passu Participation, Future Funding Participations, Committed Mortgage Loans, Mezzanine Loan, Total Debt associated with each Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Non-Recourse Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Non-Recourse Carveout Guarantor” (each, an “Affiliated Sponsor”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Current Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, and the instructions provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraph of this Item 6., we recalculated the:

i.	Initial Loan Term (Original) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 15

6. (continued)

For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Current Maturity Date” and/or “Fully Extended Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Initial Loan Term (Original)” and “Fully Extended Loan Term (Original)” characteristic, DoubleLine, on behalf of the Issuer, instructed us to:

a.	For each Mortgage Loan with a “Current Maturity Date” and/or “Fully Extended Maturity Date” occurring after the payment due date but prior to the 15th day of the month, use the number of payment due dates (excluding the payment due date immediately preceding the “Current Maturity Date” or “Fully Extended Maturity Date,” as applicable, and including the “Current Maturity Date” or “Fully Extended Maturity Date,” as applicable) and not the number of full interest accrual periods and
b.	For each Mortgage Loan with a “Current Maturity Date” and/or “Fully Extended Maturity Date” occurring on or after the 15th day of the month, use the number of loan payment dates (including the “Current Maturity Date” or “Fully Extended Maturity Date,” as applicable) and not the number of full interest accrual periods.

7.	Using the:
a.	Seasoning,
b.	Initial Loan Term (Original) and
c.	Fully Extended Loan Term (Original)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Initial Funded Amount ($) and
b.	Future Funding Initial Amount ($)

of each Mortgage Loan and Underlying Property, both as shown on the Final Data File, we recalculated the “Mortgage Loan Fully Funded Amount ($)” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.       Mortgage Loan Fully Funded Amount ($),

b.       Pari Passu Cut-off Date Balance ($) and

c.       Future Funding Remaining as of Cut-off Date ($)

of each Mortgage Loan and Underlying Property, all as shown on the Final Data File, we recalculated the “Mortgage Asset Contributed Balance ($)” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 15

10.	Using the:

a.       Mortgage Loan Fully Funded Amount ($) and

b.       Future Funding Remaining as of Cut-off Date ($)

of each Mortgage Loan and Underlying Property, both as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date Balance ($)” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	DoubleLine, on behalf of the Issuer, indicated that none of the Mortgage Loans have related subordinate secured participation interests. DoubleLine, on behalf of the Issuer, instructed us to use the “Mortgage Loan Cut-off Date Balance ($)” of each Mortgage Loan and Underlying Property, as shown on the Final Data File, for the “Whole Loan Cut-off Date Balance ($)” of each Mortgage Loan and Underlying Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.       Whole Loan Cut-off Date Balance ($) and

b.       Future Funding Remaining as of Cut-off Date ($)

of each Mortgage Loan and Underlying Property, both as shown on the Final Data File, we recalculated the “Committed Whole Loan Amount ($)” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	The applicable Source Document(s) indicate that each Mortgage Loan and Mezzanine Loan are interest-only for their entire initial terms. Based on this information, DoubleLine, on behalf of the Issuer, instructed us to:
a.	Use the “Initial Loan Term (Original)” of each Mortgage Loan, as shown on the Final Data File, for the interest-only period of each Mortgage Loan (the “IO Period (Original)”),
b.	Use “0” for the original amortization term of each Mortgage Loan (the “Original Amortization Term”),
c.	Use “0” for the remaining amortization term of each Mortgage Loan (the “Remaining Amortization Term”),
d.	Use the “Mortgage Loan Cut-off Date Balance ($)” of each Mortgage Loan and, with respect to the Multiple Property Loan, the “Mortgage Loan Cut-off Date Balance ($)” of each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Current Maturity Date” of each Mortgage Loan (the “Mortgage Loan Maturity Date Balance ($)”),
e.	Use the “Mortgage Loan Fully Funded Amount ($)” of each Mortgage Loan and, with respect to the Multiple Property Loan, the “Mortgage Loan Fully Funded Amount ($)” of each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Current Maturity Date” of each Mortgage Loan (the “Fully Funded Mortgage Loan Maturity Balance ($)”) and

Attachment A Page 6 of 15

13. (continued)

f.	Use the original principal balance of the Mezzanine Loan, as shown in the related Source Document(s), for the principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-off Date Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:

a.       Whole Loan Cut-off Date Balance ($) and

b.       Mezzanine Debt Cut-off Date Balance ($)

of each Mortgage Loan, Mezzanine Loan and Underlying Property, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of the Total Debt associated with each Mortgage Loan and the Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Gross Margin,
c.	Mezzanine Debt Cut-off Date Balance ($) and
d.	Mezzanine Debt Gross Margin

of each Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Gross Margin” of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Gross Margin,
b.	Mezzanine Debt Gross Margin,
c.	Total Debt Gross Margin,
d.	LIBOR Floor (%) and
e.	LIBOR Rounding Factor

of each Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, the instructions provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraph of this Item 16. and a LIBOR assumption of 2.50000% that was provided by DoubleLine, on behalf of the Issuer, we recalculated the:

i.	Cut-off Date Interest Rate,
ii.	Floor Rate,

iii.       Fully Funded Mortgage Loan Rate %,

iv.       Mezzanine Debt Cut-off Date Interest Rate and

v.       Total Debt Cut-off Date Interest Rate

of each Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 15

16. (continued)

For the purpose of this procedure, DoubleLine, on behalf of the Issuer instructed us to disregard the LIBOR cap strike rate, if any, associated with each Mortgage Loan, Mezzanine Loan and the Total Debt associated with each Mortgage Loan, as applicable.

17.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Cut-off Date Interest Rate and
c.	Interest Accrual Method

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 17., we recalculated the “Mortgage Loan Annual Debt Service ($)” of each Committed Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of each Mortgage Loan as the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Cut-off Date Interest Rate,” as shown on the Final Data File, and
c.	365/360.

DoubleLine, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) relating to additional interest amounts that may be due from the borrower on each payment due date that relate to a requirement for the lender to maintain reserves.

18.	Using the:
a.	Mortgage Loan Fully Funded Amount ($),
b.	Cut-off Date Interest Rate and
c.	Interest Accrual Method

of each Committed Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 18., we recalculated the “Fully Funded Mortgage Loan Annual Debt Service ($)” of each Committed Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to recalculate the “Fully Funded Mortgage Loan Annual Debt Service ($)” of each Committed Mortgage Loan as the product of:

a.	The “Mortgage Loan Fully Funded Amount ($),” as shown on the Final Data File,
b.	The “Cut-off Date Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 8 of 15

18. (continued)

DoubleLine, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) relating to additional interest amounts that may be due from the borrower on each payment due date that relate to a requirement for the lender to maintain reserves.

19.	Using the:
a.	Mezzanine Debt Cut-off Date Balance ($),
b.	Mezzanine Debt Cut-off Date Interest Rate and
c.	Interest Accrual Method

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraph of this Item 19., we recalculated the “Mezzanine Debt Annual Debt Service ($)” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to recalculate the “Mezzanine Debt Annual Debt Service ($)” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Cut-off Date Interest Rate,” as shown on the Final Data File, and
c.	365/360.

DoubleLine, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) relating to additional interest amounts that may be due from the borrower on each mezzanine payment due date that relate to a requirement for the lender to maintain reserves.

20.	Using the:

a.       Mortgage Loan Annual Debt Service ($) and

b.       Mezzanine Debt Annual Debt Service ($)

of each Mortgage Loan and Mezzanine Loan, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt Annual Debt Service ($)” of the Total Debt associated with each Mortgage Loan and Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the “Mortgage Asset Contributed Balance ($)” of the Mortgage Assets and Underlying Properties, as shown on the Final Data File, we recalculated the “% of Cut-off Principal Balance” of each Mortgage Asset and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 15

22.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 22.,

we recalculated the:

i.	Mortgage Loan Cut-Off Date As-Is LTV Ratio,
ii.	Mortgage Loan Underwritten NOI DSCR,
iii.	Mortgage Loan Underwritten NCF DSCR,
iv.	Mortgage Loan Underwritten NOI Debt Yield,
v.	Mortgage Loan Underwritten NCF Debt Yield,
vi.	Mortgage Loan Underwritten NOI DSCR (Interest Reserve),
vii.	Mortgage Loan Underwritten NCF DSCR (Interest Reserve),
viii.	Mortgage Loan Cut-Off Balance / Unit ($) and
ix.	Mortgage Loan Maturity Date Balance / Unit ($)

of each Mortgage Loan and, with respect to items viii. and ix. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to:

a.	Round the “Mortgage Loan Underwritten NOI DSCR,” “Mortgage Loan Underwritten NCF DSCR,” “Mortgage Loan Underwritten NOI DSCR (Interest Reserve)” and “Mortgage Loan Underwritten NCF DSCR (Interest Reserve)” to two decimal places and
b.	Round the “Mortgage Loan Cut-Off Date As-Is LTV Ratio,” “Mortgage Loan Underwritten NOI Debt Yield” and “Mortgage Loan Underwritten NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 10 of 15

22. (continued)

For the purpose of comparing the “Mortgage Loan Underwritten NOI DSCR (Interest Reserve)” and “Mortgage Loan Underwritten NCF DSCR (Interest Reserve)” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	7600 Leesburg Pike,
b.	San Antonio MF Portfolio,
c.	New Cambridge Apartments,
d.	Oak Street Retail,
e.	The Lakes Apartments,
f.	The Desmond,
g.	118 10th Avenue,
h.	King Street Portfolio,
i.	88-92 Atlantic Ave.,
j.	110 East Pearson Street,
k.	El Cortez Apartments,
l.	Towers on Western,
m.	Venice Windward and
n.	Timberbrook Apartments

(each, a “DSCR 1.00x Mortgage Loan”), DoubleLine, on behalf of the Issuer, instructed us to use “1.00x” for the “Mortgage Loan Underwritten NOI DSCR (Interest Reserve)” and “Mortgage Loan Underwritten NCF DSCR (Interest Reserve)” characteristics.

For each Mortgage Loan on the Final Data File that is not a DSCR 1.00x Mortgage Loan, DoubleLine, on behalf of the Issuer, instructed us to use the “Mortgage Loan Underwritten NOI DSCR” and “Mortgage Loan Underwritten NCF DSCR” for the “Mortgage Loan Underwritten NOI DSCR (Interest Reserve)” and “Mortgage Loan Underwritten NCF DSCR (Interest Reserve),” respectively.

For the Mortgage Loans on the Final Data File with the “Cross Collateralized & Cross Defaulted Loan Flag” characteristic as “Yes” (the “Crossed Loan Group”), DoubleLine, on behalf of the Issuer, instructed us to recalculate the:

a.	Mortgage Loan Cut-Off Date As-Is LTV Ratio,
b.	Mortgage Loan Underwritten NOI DSCR,
c.	Mortgage Loan Underwritten NCF DSCR,
d.	Mortgage Loan Underwritten NOI Debt Yield,
e.	Mortgage Loan Underwritten NCF Debt Yield,
f.	Mortgage Loan Underwritten NOI DSCR (Interest Reserve),
g.	Mortgage Loan Underwritten NCF DSCR (Interest Reserve),

h.       Mortgage Loan Cut-Off Balance / Unit ($) and

i.       Mortgage Loan Maturity Date Balance / Unit ($)

characteristics on an aggregate basis for all Mortgage Loans in the Crossed Loan Group, as applicable.

Attachment A Page 11 of 15

22. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by DoubleLine, on behalf of the Issuer, that are described in this Item 22.

23.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 23.,

we recalculated the:

i.	Fully Funded Mortgage Loan Cut-Off Date Stabilized LTV Ratio,
ii.	Maturity Date Fully Funded Mortgage Loan Stabilized LTV Ratio,
iii.	Fully Funded Mortgage Loan Stabilized UW NOI DSCR,
iv.	Fully Funded Mortgage Loan Stabilized UW NCF DSCR,
v.	Fully Funded Mortgage Loan Stabilized UW NOI Debt Yield,
vi.	Fully Funded Mortgage Loan Stabilized UW NCF Debt Yield and
vii.	Mortgage Loan Fully Funded / Unit ($)

of each Committed Mortgage Loan and, with respect to item vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to:

a.	Round the “Fully Funded Mortgage Loan Stabilized UW NOI DSCR” and “Fully Funded Mortgage Loan Stabilized UW NCF DSCR” to two decimal places and
b.	Round the “Fully Funded Mortgage Loan Cut-Off Date Stabilized LTV Ratio,” “Maturity Date Fully Funded Mortgage Loan Stabilized LTV Ratio,” “Fully Funded Mortgage Loan Stabilized UW NOI Debt Yield” and “Fully Funded Mortgage Loan Stabilized UW NCF Debt Yield” to the nearest 1/10th of one percent.

For each Committed Mortgage Loan on the Final Data File which has the “Stabilized Appraised Value ($)” characteristic as “NAP,” DoubleLine, on behalf of the Issuer, instructed us to use the related “As-Is Appraised Value ($)” to recalculate the “Fully Funded Mortgage Loan Cut-Off Date Stabilized LTV Ratio” and “Maturity Date Fully Funded Mortgage Loan Stabilized LTV Ratio” characteristics.

Attachment A Page 12 of 15

23. (continued)

For the Crossed Loan Group, DoubleLine, on behalf of the Issuer, instructed us to recalculate the:

a.       Fully Funded Mortgage Loan Cut-Off Date Stabilized LTV Ratio,

b.       Maturity Date Fully Funded Mortgage Loan Stabilized LTV Ratio,

c.       Fully Funded Mortgage Loan Stabilized UW NOI DSCR,

d.       Fully Funded Mortgage Loan Stabilized UW NCF DSCR,

e.       Fully Funded Mortgage Loan Stabilized UW NOI Debt Yield,

f.       Fully Funded Mortgage Loan Stabilized UW NCF Debt Yield and

g.       Mortgage Loan Fully Funded / Unit ($)

characteristics on an aggregate basis for all Committed Mortgage Loans in the Crossed Loan Group, as applicable.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by DoubleLine, on behalf of the Issuer, that are described in this Item 23.

24.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 24.,

we recalculated the:

i.	Fully Funded Mortgage Loan Appraisal Stabilized UW NOI DSCR,
ii.	Fully Funded Mortgage Loan Appraisal Stabilized UW NCF DSCR,
iii.	Fully Funded Mortgage Loan Appraisal Stabilized UW NOI Debt Yield and
iv.	Fully Funded Mortgage Loan Appraisal Stabilized UW NCF Debt Yield

of each Committed Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to:

a.	Round the “Fully Funded Mortgage Loan Appraisal Stabilized UW NOI DSCR” and “Fully Funded Mortgage Loan Appraisal Stabilized UW NCF DSCR” to two decimal places and
b.	Round the “Fully Funded Mortgage Loan Appraisal Stabilized UW NOI Debt Yield” and “Fully Funded Mortgage Loan Appraisal Stabilized UW NCF Debt Yield” to the nearest 1/10th of one percent.

For each Committed Mortgage Loan on the Final Data File which has the “Appraisal Stabilized NOI” characteristic as “NAP,” DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the “Fully Funded Mortgage Loan Appraisal Stabilized UW NOI DSCR” and “Fully Funded Mortgage Loan Appraisal Stabilized UW NOI Debt Yield” characteristics.

Attachment A Page 13 of 15

24. (continued)

For each Committed Mortgage Loan on the Final Data File which has the “Appraisal Stabilized NCF” characteristic as “NAP,” DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the “Fully Funded Mortgage Loan Appraisal Stabilized UW NCF DSCR” and “Fully Funded Mortgage Loan Appraisal Stabilized UW NCF Debt Yield” characteristics.

For the Crossed Loan Group, DoubleLine, on behalf of the Issuer, instructed us to recalculate the:

a.	Fully Funded Mortgage Loan Appraisal Stabilized UW NOI DSCR,
b.	Fully Funded Mortgage Loan Appraisal Stabilized UW NCF DSCR,
c.	Fully Funded Mortgage Loan Appraisal Stabilized UW NOI Debt Yield and
d.	Fully Funded Mortgage Loan Appraisal Stabilized UW NCF Debt Yield

characteristics on an aggregate basis for all Committed Mortgage Loans in the Crossed Loan Group, as applicable.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by DoubleLine, on behalf of the Issuer, that are described in this Item 24.

25.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Memorandum and
c.	The applicable assumptions and calculation methodologies provided by DoubleLine, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 25.,

we recalculated the:

i.       Total Debt Cut-Off Date As-Is LTV Ratio,

ii.	Total Debt UW NOI DSCR,
iii.	Total Debt UW NCF DSCR,
iv.	Total Debt UW NOI Debt Yield,
v.	Total Debt UW NCF Debt Yield and
vi.	Total Debt Cut-off Date Balance / Unit ($)

of the Total Debt associated with each Mortgage Loan and, with respect to item vi. above, of the Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, DoubleLine, on behalf of the Issuer, instructed us to:

a.	Round the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” to two decimal places and
b.	Round the “Total Debt Cut-Off Date As-Is LTV Ratio,“ “Total Debt UW NOI Debt Yield” and “Total Debt UW NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 14 of 15

25. (continued)

For the Crossed Loan Group, DoubleLine, on behalf of the Issuer, instructed us to recalculate the:

a.	Total Debt Cut-Off Date As-Is LTV Ratio,
b.	Total Debt UW NOI DSCR,
c.	Total Debt UW NCF DSCR,
d.	Total Debt UW NOI Debt Yield,
e.	Total Debt UW NCF Debt Yield and
f.	Total Debt Cut-off Date Balance / Unit ($)

characteristics on an aggregate basis for the Total Debt associated with each Mortgage Loan in the Crossed Loan Group, as applicable.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by DoubleLine, on behalf of the Issuer, that are described in this Item 25.

26.	Using the:
a.	TI/LC Reserve (Initial),
b.	TI/LC Holdback (Initial),
c.	TI/LC Reserve (Current),
d.	TI/LC Holdback (Current),
e.	CapEx Reserve (Initial),
f.	CapEx Holdback (Initial),
g.	CapEx Reserve (Current),
h.	CapEx Holdback (Current),
i.	DS/Shortfall Reserve (Initial),
j.	DS/Shortfall Holdback (Initial),
k.	DS/Shortfall Reserve (Current) and
l.	DS/Shortfall Holdback (Current)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.       Total TI/LC Reserve & Holdback (Initial),

ii.       Total TI/LC Reserve & Holdback (Current),

iii.       Total CapEx Reserve & Holdback (Initial),

iv.       Total CapEx Reserve & Holdback (Current),

v.       Total DS/Shortfall Reserve & Holdback (Initial) and

vi.       Total DS/Shortfall Reserve & Holdback (Current)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 15

27.	Using the:
a.	Prepayment Penalty Period (Original) and
b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Prepayment Penalty Period (Remaining)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Additionally, DoubleLine, on behalf of the Issuer, instructed us to use the “Prepayment Penalty Period (Remaining)” of each Mortgage Loan, as shown on the Final Data File, for the “Remaining Call Protection” characteristic.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by DoubleLine

• San Antonio MF Portfolio	Mortgage Loan Initial Funded Amount ($), Future Funding Initial Amount ($)	The “Mortgage Loan Initial Funded Amount ($)” and “Future Funding Initial Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the fully funded original principal balance allocations for the respective Mortgage Loan that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by DoubleLine” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 20

Compared Characteristics and Source Documents

Mortgaged Property Information: (see Note 1)

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Property County	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Note 3)	Appraisal Report or Engineering Report
General Property Type (see Note 4)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Specific Property Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
# of Units	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Physical Occupancy (%) (see Note 3)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Physical Occupancy Source Date (see Notes 3 and 5)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Single-Tenant (Y/N) (see Note 3)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report

Third Party Information: (see Note 1)

Characteristic	Source Document(s)

As-Is Appraised Value ($) (see Note 6)	Appraisal Report
As-Is Appraisal Value Date (see Note 6)	Appraisal Report
Stabilized Appraised Value ($) (see Note 6)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 6)	Appraisal Report

Exhibit 2 to Attachment A Page 2 of 20

Third Party Information: (continued)

Characteristic	Source Document(s)

USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 7)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 8)	Certificate of Environmental Insurance
Seismic Report Date (see Note 9)	Seismic Report
Seismic PML% (see Note 9)	Seismic Report, Seismic Evaluation Document or Engineering Report
Seismic Insurance Required (Y/N) (see Note 10)	Seismic Report

Major Tenant Information: (see Notes 1 and 11)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Square Feet (see Note 3)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Square Feet	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 20

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Square Feet	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Notes 1 and 13)

Characteristic	Source Document(s)

Third Most Recent Period	Underwriter’s Summary Report
Third Most Recent Revenues ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Period	Underwriter’s Summary Report
Second Most Recent Revenues ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent Period	Underwriter’s Summary Report or Appraisal Report
Most Recent Revenues ($)	Underwriter’s Summary Report or Appraisal Report
Most Recent Expenses ($)	Underwriter’s Summary Report or Appraisal Report
Most Recent NOI	Underwriter’s Summary Report or Appraisal Report
Underwritten Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
Underwritten In Place Physical Occupancy %	Underwriter’s Summary Report
Stabilized UW Revenues ($) (see Note 14)	Underwriter’s Summary Report
Stabilized UW Expenses ($) (see Note 14)	Underwriter’s Summary Report
Stabilized UW NOI ($) (see Note 14)	Underwriter’s Summary Report
Stabilized UW Reserves ($) (see Note 14)	Underwriter’s Summary Report
Stabilized UW NCF ($) (see Note 14)	Underwriter’s Summary Report
Appraisal Stabilized Revenues (see Note 15)	Underwriter’s Summary Report or Appraisal Report
Appraisal Stabilized Expenses (see Note 15)	Underwriter’s Summary Report or Appraisal Report
Appraisal Stabilized NOI (see Note 15)	Underwriter’s Summary Report or Appraisal Report
Appraisal Stabilized Reserves (see Note 15)	Underwriter’s Summary Report or Appraisal Report
Appraisal Stabilized NCF (see Note 15)	Underwriter’s Summary Report or Appraisal Report
Appraisal Stabilized Occupancy %	Underwriter’s Summary Report or Appraisal Report

Exhibit 2 to Attachment A Page 4 of 20

Reserve and Escrow Information: (see Note 1)

Characteristic	Source Document(s)

Tax Escrow (Monthly) (see Note 3)	Servicer Report, Loan Agreement or Loan Modification Agreement
Insurance Escrow (Monthly) (see Note 3)	Servicer Report, Loan Agreement or Loan Modification Agreement
Immediate Repairs Escrow at Closing	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Environmental Escrow	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Escrowed Replacement Reserves Initial Deposit	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Replacement Reserve (Monthly)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Replacement Reserve (Cap)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
TI/LC Reserve (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
TI/LC Reserve (Monthly)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
TI/LC Reserve (Cap)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
TI/LC Holdback (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Other Reserves/Holdback Description	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Other Reserves/Holdback (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Other Reserves (Monthly)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Other Reserves (Cap)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
CapEx Reserve Description	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
CapEx Reserve (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement

Exhibit 2 to Attachment A Page 5 of 20

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

CapEx Holdback (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Reserve Description (Debt Service or Shortfall)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
DS/Shortfall Reserve (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
DS/Shortfall Holdback (Initial)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Tax Escrow (Cutoff) (see Note 16)	Servicer Report
Insurance Escrow (Cutoff) (see Note 16)	Servicer Report
Immediate Repairs (Current) (see Note 16)	Servicer Report
Replacement Reserve (Current) (see Note 16)	Servicer Report
TI/LC Reserve (Current) (see Note 16)	Servicer Report
TI/LC Holdback (Current)	Holdback Current Balance Support Document
Other Reserves/Holdback (Current) (see Note 16)	Servicer Report or Holdback Current Balance Support Document
CapEx Reserve (Current) (see Note 16)	Servicer Report
CapEx Holdback (Current)	Holdback Current Balance Support Document
DS/Shortfall Reserve (Current) (see Note 16)	Servicer Report
DS/Shortfall Holdback (Current)	Holdback Current Balance Support Document

Mortgage Loan, Committed Mortgage Loan and Mezzanine Loan Information: (see Note 1)

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Non-Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement

Exhibit 2 to Attachment A Page 6 of 20

Mortgage Loan, Committed Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Recourse (Y / N / Partial)	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Mortgage Loan Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Mortgage Loan Initial Funded Amount ($) (see Note 28)

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement, Settlement Statement or Pledge and Security Agreement

For Underlying Properties associated with the Multiple Property Loan:

• Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Initial Amount ($)

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement, Settlement Statement or Pledge and Security Agreement

For Underlying Properties associated with the Multiple Property Loan:

• Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Rate Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
First Payment Date (see Notes 17 and 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Current Maturity Date (see Note 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Remaining Extension Options	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement

Exhibit 2 to Attachment A Page 7 of 20

Mortgage Loan, Committed Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Description of Extension Options	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Fully Extended Maturity Date (see Note 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
First Extension Period (months)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
First Extension Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Second Extension Period (months)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Second Extension Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Third Extension Period (months)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Third Extension Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Exit Fee (%)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Interest Accrual Method (see Note 18)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Index	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
LIBOR Rounding Direction	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
LIBOR Rounding Factor	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
LIBOR Floor (%)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement

Exhibit 2 to Attachment A Page 8 of 20

Mortgage Loan, Committed Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

1st LIBOR Cap Strike Price (%) (see Note 19)	Interest Rate Cap Agreement
1st LIBOR Cap Exp. Date (see Note 19)	Interest Rate Cap Agreement
2nd LIBOR Cap Strike Price (%) (see Note 19)	Interest Rate Cap Agreement
2nd LIBOR Cap Exp. Date (see Note 19)	Interest Rate Cap Agreement
3rd LIBOR Cap Strike Price (%) (see Note 19)	Interest Rate Cap Agreement
3rd LIBOR Cap Exp. Date (see Note 19)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 19)	Interest Rate Cap Agreement
LIBOR cap Counterparty Rating (S&P / MIS / FITCH) (see Note 19)	Bloomberg Screenshot
LIBOR Lookback Days	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Gross Margin	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Margin Step Up (Yes/No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Margin Step Up Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Mezzanine Debt Gross Margin	Mezzanine Loan Agreement
Amortization Type During Initial Term	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Amortization Type During Extension Periods	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Prepayment Provision (see Notes 20, 21, 22 and 23 )	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Prepayment Penalty Period (Original) (see Notes 21, 22 and 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Rate for Prepayment Protection	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement

Exhibit 2 to Attachment A Page 9 of 20

Mortgage Loan, Committed Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Partial Collateral Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Grace Period Default (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Grace Period Late Payments (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Lockbox Type (see Notes 3 and 24)	Deposit Account Control Agreement, Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Cash Management Trigger Event	Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Cash Management Type (see Notes 3 and 25)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
TIC (Y/N)	Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Tenant-in-Common Agreement
Max Number of TICs	Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Tenant-in-Common Agreement
DST (Y/N)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Independent Director (Y/N)	Limited Liability Company Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
Property Manager	Management Agreement, Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Mortgage Loan Future Funding Requirement (see Note 26)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement

Exhibit 2 to Attachment A Page 10 of 20

Mortgage Loan, Committed Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Permitted Future Debt (Y/N)	Loan Agreement, Loan Modification Agreement or Pledge and Security Agreement
Existing Additional Debt (Y/N) (see Note 27)	Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Secondary Financing Documents
Existing Additional Debt Type (see Note 27)	Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Secondary Financing Documents
Existing Additional Debt Cut-off Date Balance ($) (see Note 27)	Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Secondary Financing Documents
Loan Purpose	Settlement Statement, Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Investment Memo
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ownership Interest (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease (Y/N)	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Ground Lease Expiration	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Ground Lease Extension Options	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Ground Lease Expiration Date with Extension Options	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Annual Ground Lease Payment	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Annual Ground Rent Increases	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Cross Collateralized & Cross Defaulted Loan Flag	Loan Agreement, Loan Modification Agreement, Pledge and Security Agreement or Cross Collateralization Agreement

Exhibit 2 to Attachment A Page 11 of 20

Notes:

1.	For the purpose of comparing the Compared Characteristics for the Delayed Close Mortgage Loan, we did not perform any procedures to compare any Compared Characteristics other than the Mortgaged Property, Third Party, Major Tenant and Underwriting Information Compared Characteristics for the Delayed Close Mortgage Loan.

2.	For the purpose of comparing the:
a.	Property Address,
b.	City and
c.	State

characteristics, DoubleLine, on behalf of the Issuer, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the Mortgage Loans listed in Table A1, DoubleLine, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

Chapman Plaza	Year Renovated	<unable to determine>	2018

The Lakes Apartments	Year Renovated	<unable to determine>	2019

110 East Pearson Street	Physical Occupancy Source Date	<unable to determine>	5/1/2019
118 10th Avenue	Physical Occupancy (%) Physical Occupancy Source Date Single-Tenant (Y/N) Largest Tenant Square Feet Lockbox Type Cash Management Type	<unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine> <unable to determine>	100.0% 5/1/2019 Y 13,760 Hard In Place

Berkeley at Waypointe	Tax Escrow (Monthly)	<unable to determine>	59,778

Quincy Lofts	Tax Escrow (Monthly) Insurance Escrow (Monthly)	<unable to determine> <unable to determine>	28,087 3,645
San Antonio MF Portfolio	Tax Escrow (Monthly) Insurance Escrow (Monthly)	<unable to determine> <unable to determine>	36,603 6,819
El Cortez Apartments	Tax Escrow (Monthly) Insurance Escrow (Monthly)	<unable to determine> <unable to determine>	2,607 2,604
Venice Windward	Tax Escrow (Monthly) Insurance Escrow (Monthly)	<unable to determine> <unable to determine>	8,344 545
Advanta Bellevue	Ownership Interest	Fee Simple/Leasehold	Leasehold

Exhibit 2 to Attachment A Page 12 of 20

Notes: (continued)

3. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by DoubleLine, on behalf of the Issuer.

4.	For the purpose of comparing the “General Property Type” characteristic, DoubleLine, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent (except for the Mortgaged Properties that are described in the succeeding paragraph of this Note 3), as shown in the applicable Source Document(s).

For the Mortgaged Properties identified on the Preliminary Data File as:

a.	King Street Portfolio and
b.	Venice Windward,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), DoubleLine, on behalf of the Issuer, instructed us to use “Mixed Use” for the “General Property Type” characteristic.

5.	For each Mortgaged Property on the Preliminary Data File with the “Single-Tenant (Y/N)” characteristic as “Y,” DoubleLine, on behalf of the Issuer, instructed us to use “5/1/2019” for the “Physical Occupancy Source Date” characteristic.

6.	For each Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan	Valuation Type	Appraised Value Description	Source Document Appraised Value	Source Document Value as of Date	Appraised Value	Value as of Date

Advanta Bellevue	As-Is	Market Value - As Is Market Value, Assuming Pending Ground Lease	$245,000,000 $175,000,000	12/29/2017 12/29/2017	$175,000,000	12/29/2017

El Cortez Apartments	As-Stabilized	Prospective Market Value "Upon Stabilization" (158 Units) Prospective Market Value "Upon Stabilization" (165 Units)	$16,900,000 $17,700,000	4/2/2020 4/2/2020	$16,900,000	4/2/2020

Exhibit 2 to Attachment A Page 13 of 20

Notes: (continued)

6. (continued)

For the Mortgage Loan listed in Table A2 with “As-Is” in the “Valuation Type” column of Table A2, DoubleLine, on behalf of the Issuer, instructed us to use the information shown in the “Appraised Value” and “Value as of Date” columns in Table A2 for the “As-Is Appraised Value ($)” and “As-Is Appraisal Value Date” characteristics, respectively.

For the Mortgage Loan listed in Table A2 with “As-Stabilized” in the “Valuation Type” column of Table A2, DoubleLine, on behalf of the Issuer, instructed us to use the information shown in the “Appraised Value” and “Value as of Date” columns in Table A2 for the “Stabilized Appraised Value ($)” and “Appraisal Anticipated Stabilization Date” characteristics, respectively.

7.	DoubleLine, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties for which a phase II environmental report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a phase II environmental report Source Document in the related loan file, DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the “Environmental Report Date (Phase II)” characteristic.

8.	DoubleLine, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgaged Properties (if any) for which a certificate of environmental insurance Source Document was included in the related loan file. For each Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, DoubleLine, on behalf of the Issuer, instructed us to use “No” for the “Environmental Insurance Required (Y/N)” characteristic.

9.	DoubleLine, on behalf of the Issuer, instructed us to perform procedures on the:

a.       Seismic Report Date and

b.       Seismic PML %

characteristics only for Mortgaged Properties that contained a seismic report Source Document in the related loan file (except for the Mortgaged Property securing the Mortgage Loan identified on the Preliminary Data File as “The Desmond” (“The Desmond Mortgage Loan”), which is described in the succeeding paragraph of this Note 9). For each Mortgaged Property that does not contain a seismic report Source Document in the related loan file (except for the Mortgaged Property securing The Desmond Mortgage Loan), DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

For the Mortgaged Property securing The Desmond Mortgage Loan, DoubleLine, on behalf of the Issuer, instructed us to:

a.	Use the seismic evaluation document Source Document for the purpose of comparing the “Seismic Report Date” characteristic and
b.	Use the engineering report Source Document for the purpose of comparing the “Seismic PML %” characteristic.

Exhibit 2 to Attachment A Page 14 of 20

Notes: (continued)

10.	For each Mortgaged Property on the Preliminary Data File, DoubleLine, on behalf of the Issuer, instructed us to use “Y” for the “Seismic Insurance Required (Y/N)” characteristic if the “Seismic PML %” value on the Preliminary Data File is greater than or equal to 20%. If the “Seismic PML %” value on the Preliminary Data File is less than 20% or is “NAP” (as described in Note 9), DoubleLine, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic.

11.	For the purpose of comparing the “Major Tenant Information” characteristics, DoubleLine, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, DoubleLine, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to include each lease expiration date associated with the related square footage, all as shown in the applicable Source Document(s).

12.	For the purpose of comparing the:
a.	Largest Tenant Expiration Date,
b.	2nd Largest Tenant Expiration Date,
c.	3rd Largest Tenant Expiration Date,
d.	4th Largest Tenant Expiration Date and
e.	5th Largest Tenant Expiration Date

characteristics, DoubleLine, on behalf of the Issuer, instructed us to:

i.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and
ii.	Use “MTM” for any lease expiration date which is prior to the Reference Date.

13.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, DoubleLine, on behalf of the Issuer, instructed us to ignore differences of +/- $2 or less.

Exhibit 2 to Attachment A Page 15 of 20

Notes: (continued)

14.	For each Mortgage Asset on the Preliminary Data File for which the applicable Source Document(s) did not include underwritten stabilized cash flow information, DoubleLine, on behalf of the Issuer, instructed us to use the:
a.	Underwritten Revenues ($),
b.	Underwritten Expenses ($),
c.	Underwritten NOI ($),
d.	Underwritten Reserves ($) and
e.	Underwritten NCF ($)

characteristics for the purpose of comparing the:

i.	Stabilized UW Revenues ($),
ii.	Stabilized UW Expenses ($),
iii.	Stabilized UW NOI ($),
iv.	Stabilized UW Reserves ($) and
v.	Stabilized UW NCF ($)

characteristics, respectively.

15.	For each Mortgage Asset on the Preliminary Data File for which the applicable Source Document(s) did not include appraisal stabilized cash flow information (except for the Mortgage Loan identified on the Preliminary Data File as “Quincy Lofts” (the “Quincy Lofts Mortgage Loan”), which is described in the succeeding paragraph of this Note 15), DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the:
a.	Appraisal Stabilized Revenues,
b.	Appraisal Stabilized Expenses,
c.	Appraisal Stabilized NOI,
d.	Appraisal Stabilized Reserves and
e.	Appraisal Stabilized NCF

characteristics.

For the Quincy Lofts Mortgage Loan, the applicable Source Document(s) did not include appraisal stabilized cash flow information. For the purpose of comparing the:

a.	Appraisal Stabilized Revenues,
b.	Appraisal Stabilized Expenses,
c.	Appraisal Stabilized NOI,
d.	Appraisal Stabilized Reserves and
e.	Appraisal Stabilized NCF

characteristics for the Quincy Lofts Mortgage Loan, DoubleLine, on behalf of the Issuer, instructed us to use the as-is appraisal cash flow information, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 16 of 20

Notes: (continued)

16.	For the purpose of comparing the:
a.	Tax Escrow (Cutoff),
b.	Insurance Escrow (Cutoff),
c.	Immediate Repairs (Current),
d.	Replacement Reserve (Current),
e.	TI/LC Reserve (Current),
f.	Other Reserves/Holdback (Current),
g.	CapEx Reserve (Current) and
h.	DS/Shortfall Reserve (Current)

characteristics, as applicable, for each Mortgage Loan with an “Origination Date” on or after 18 April 2019, DoubleLine, on behalf of the Issuer, instructed us to use the initial escrow deposit amount indicated in the related Source Document(s).

17.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Preliminary Data File, DoubleLine, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

18.	For the purpose of comparing the “First Payment Date,” “Current Maturity Date,” “Fully Extended Maturity Date” and “Interest Accrual Method” characteristics, DoubleLine, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

19.	DoubleLine, on behalf of the Issuer, instructed us to perform procedures on the:
a.	1st LIBOR Cap Strike Price (%),
b.	1st LIBOR Cap Exp. Date,
c.	2nd LIBOR Cap Strike Price (%),
d.	2nd LIBOR Cap Exp. Date,
e.	3rd LIBOR Cap Strike Price (%),
f.	3rd LIBOR Cap Exp. Date and
g.	LIBOR Cap Provider

characteristics only for Mortgage Loans for which an interest rate cap agreement Source Document was included in the related loan file. For each Mortgage Loan that does not contain an interest rate cap agreement Source Document in the related loan file, DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for each of the characteristics listed in a. through g. above.

For each Mortgage Loan with the “LIBOR Cap Provider” as “NAP,” DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the “LIBOR cap Counterparty Rating (S&P / MIS / FITCH)” characteristic.

Exhibit 2 to Attachment A Page 17 of 20

Notes: (continued)

20.	For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Current Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Prepayment Provision” characteristic, DoubleLine, on behalf of the Issuer, instructed us to:
a.	For each Mortgage Loan with a “Current Maturity Date” occurring after the payment due date but prior to the 15th day of the month, use the number of payment due dates (excluding the payment due date immediately preceding the “Current Maturity Date” and including the “Current Maturity Date”) and not the number of full interest accrual periods and
b.	For each Mortgage Loan with a “Current Maturity Date” occurring on or after the 15th day of the month, use the number of loan payment dates (including the “Current Maturity Date”) and not the number of full interest accrual periods.

21.	For the purpose of comparing the “Prepayment Provision” and “Prepayment Penalty Period (Original)” characteristics, DoubleLine, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee (%),” as described in the applicable Source Document(s), will be due as a payment date in the open period.

DoubleLine, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable prepayment period, as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply, as applicable, for the purpose of comparing the “Prepayment Provision” and “Prepayment Penalty Period (Original)” characteristics.

22.	For certain Mortgage Loans (the “Specified Due Date Mortgage Loans”), the applicable Source Document(s):
a.	Indicate, in certain sections and/or definitions, that “prior to” a monthly payment due date (the “Specified Due Date”), the related borrower may voluntarily prepay the Mortgage Loan, subject to the payment of a prepayment penalty and
b.	Indicate, in certain sections and/or definitions, that “on or prior to” the Specified Due Date, the related borrower may voluntarily prepay the Mortgage Loan, subject to the payment of a prepayment penalty.

For the purpose of comparing the “Prepayment Provision” and “Prepayment Penalty Period (Original)” characteristics for each Specified Due Date Mortgage Loan, DoubleLine, on behalf of the Issuer, instructed us to assume that a voluntary prepayment “prior to,” but not “on,” the corresponding Specified Due Date will be subject to the payment of a prepayment penalty.

Exhibit 2 to Attachment A Page 18 of 20

Notes: (continued)

23.	For the Mortgage Loan identified on the Preliminary Data File as “Oak Street Retail” (the “Oak Street Retail Mortgage Loan”), the loan agreement Source Document indicates:

Any such prepayment in full of the Loan shall include payment of a prepayment premium in an amount equal to the amount of any Aggregate Yield Shortfall as of such date (the “Prepayment Premium”).

“Aggregate Yield Shortfall” means, on any date of determination, the amount by which the Aggregate Yield Amount is less than $2,700,000.00.

“Aggregate Yield Amount” means, on any date of determination, the aggregate amount of all payments of interest at the Contract Rate made at any time at or prior to such date of determination under this Agreement and received by Agent.

For the purpose of comparing the “Prepayment Provision” and “Prepayment Penalty Period (Original)” characteristics for the Oak Street Retail Mortgage Loan, DoubleLine, on behalf of the Issuer, instructed us to use:

a.	Information in the loan agreement Source Document,
b.	The “Mortgage Loan Fully Funded Amount ($)” (as defined in Attachment A), as shown on the Final Data File, and
c.	A monthly debt service assumption of $300,000 per month from and including the “First Payment Date,” through and including the “Current Maturity Date,” both as shown on the Preliminary Data File, that was provided by DoubleLine, on behalf of the Issuer, to calculate the number of loan payment dates for which voluntary prepayment of the loan in full will require a prepayment penalty.

For the Mortgage Loan identified on the Preliminary Date File as “San Antonio MF Portfolio” (the “San Antonio MF Portfolio Mortgage Loan”), the “Yield Maintenance Premium” definition in the loan modification agreement Source Document:

a.	Includes prepayment provisions for partial release as well as prepayment in whole and
b.	Indicates that, “on or prior” to November 1, 2020, the related borrower(s) may voluntarily prepay the San Antonio MF Portfolio Mortgage Loan in full, subject to the payment of a prepayment penalty.

For the purpose of comparing the “Prepayment Provision” and “Prepayment Penalty Period (Original)” characteristics for the San Antonio MF Portfolio Mortgage Loan, DoubleLine, on behalf of the Issuer, instructed us to:

a.	Use the prepayment provisions for a prepayment in whole, not a partial release and
b.	Ignore reference(s) to “on or prior to November 1, 2020,” and instead assume that such reference(s) in the “Yield Maintenance Premium” definition in the loan modification agreement Source Document state “prior to November 1, 2020.”

Exhibit 2 to Attachment A Page 19 of 20

Notes: (continued)

24.	For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan on the Preliminary File, DoubleLine, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality and multifamily mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality and multifamily mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager and
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

25.	For the purpose of comparing the “Cash Management Type” characteristic for each Mortgage Loan on the Preliminary Data File, DoubleLine, on behalf of the Issuer, instructed us to use the following definitions:
a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

For certain Mortgage Loans (each, an “Origination Date Cash Management Mortgage Loan”), the applicable Source Document(s) indicate that:

a.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s) (collectively, a “Cash Management Period”), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s) and
b.	A Cash Management Period will be deemed to have commenced upon the origination date of the related Origination Date Cash Management Mortgage Loan.

Exhibit 2 to Attachment A Page 20 of 20

Notes: (continued)

25. (continued)

DoubleLine, on behalf of the Issuer, instructed us to use “In Place” for the “Cash Management Type” for each Origination Date Cash Management Mortgage Loan.

26.	For each Mortgage Loan on the Preliminary Data File with the “Future Funding Remaining as of Cut-off Date ($)” characteristic as “0,” DoubleLine, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan Future Funding Requirement” characteristic.

27.	For the purpose of comparing the:
a.	Existing Additional Debt (Y/N),
b.	Existing Additional Debt Type and
c.	Existing Additional Debt Cut-off Date Balance ($)

characteristics, either:

i.	The loan agreement, loan modification agreement and/or pledge and security agreement Source Documents describe the existence of any additional subordinate unsecured debt or
ii.	DoubleLine, on behalf of the Depositor, provided us with certain unsecured subordinate loan agreements, preferred equity support documents and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of any additional subordinate unsecured debt.

It is possible that other documents not provided to us would indicate additional existing subordinate unsecured secondary financing. Other than the information indicated on the loan agreement, loan modification agreement and/or pledge and security agreement Source Documents or Secondary Financing Documents provided to us by DoubleLine, on behalf of the Issuer, we could not determine whether there is other existing subordinate unsecured secondary financing.

For each Mortgage Loan on the Preliminary Data File with the “Existing Additional Debt (Y/N)” as “Yes,” DoubleLine, on behalf of the Issuer, instructed us to use the initial principal balance of the related additional subordinate unsecured debt, as shown on the applicable Source Document(s) or Secondary Financing Documents, for the purpose of comparing the “Existing Additional Debt Cut-off Date Balance ($)” characteristic.

28.	For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” characteristic for each Mortgage Loan on the Preliminary Data File, DoubleLine, on behalf of the Issuer, instructed us to include the corresponding Non-Trust Pari Passu Participation, if any.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by DoubleLine, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

DL Loan #
Loan / Property Flag
Property Name
# Properties
Control Number
Pari Passu Cut-off Date Balance ($)
Future Funding Remaining as of Cut-off Date ($)
Subordinate Secured Debt Cut-off Date Balance ($)
Subordinate Secured Debt Gross Margin %
Subordinate Secured Debt Interest Rate (%)
Assumed Loan (Y/N)
IDOT (Y/N)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.